SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

18. SHARE BASED COMPENSATION

Equity Incentive Plan

The Company's 2005 Equity Incentive Plan (the "Plan") is designed to provide certain key persons, on whose initiative and efforts the successful conduct of the Company depends, with incentives to: (a) enter into and remain in the service of the Company, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company.

On May 29, 2009, the Company amended the Plan to: (a) increase the number of common shares reserved for issuance to 83,334 in order to better enable the Company to offer equity incentives to its officers, directors and employees, and (b) ensure that no incentive share options shall be granted under the Plan from and following May 29, 2009.

On December 22, 2009, the Company's new management further amended the Plan to increase the number of common shares reserved for issuance to 583,334 to better enable the Company to offer equity incentives to its officers, directors and other employees.

On December 20, 2011, the Board of Directors further amended the Plan to increase the number of common shares reserved for issuance from 583,334 shares to 2,083,334 shares to better enable the Company to offer equity incentives to its officers, directors, employees and consultants.

In addition, the Company may grant restricted common shares and share options to third parties and to employees outside of the Plan. On December 21, 2011, the Company granted 866,668 shares to two executive officers and 74,581 shares to two third parties (these shares were issued on February 15, 2012). For shares granted/ issued after the December 31, 2011, refer to Note 26.

Restricted Common Shares

The Company measures share-based compensation cost at grant date, based on the estimated fair value of the restricted common share awards, which is determined by the closing price of the Company's common shares as quoted on the Nasdaq Stock Market on the grant date and recognizes the cost as expense on a straight-line basis over the requisite service period.

During the years ended December 31, 2011 and 2010 (Successor), the Company recognized compensation cost related to the Company's restricted shares of $1,884 and$1,838. During the periods from October 14 to December 31, 2009 (Successor) and from January 1 to October 13, 2009 (Predecessor), the Company recognized compensation cost related to the Company's restricted shares of $3,552 and $680, respectively.

A summary of the activity for restricted share awards during the years ended December 31, 2011 and 2010 and the periods October 14 to December 31, 2009 and January 1 to October 13, 2009 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)

Outstanding and non-vested shares, as of January 1, 2009 (Predecessor)	20,000	$39.36	1.6
Granted (1)	7,293	15.24	0.0
Vested	(27,293)	32.87	-
Outstanding and non-vested shares, as of October 13, 2009 (Predecessor)	-	-	0.0
Granted (2)	390,001	15.13	0.8
Vested (2)	(208,334)	15.24	-
Outstanding and non-vested shares, as of December 31, 2009 (Successor)	181,667	15.01	1.8
Granted (3)	12,085	11.04	1.2
Outstanding and non-vested shares, as of December 31, 2010 (Successor)	193,752	14.76	1.7
Granted (4), (5)	1,984,751	0.93	2.4
Forfeited (4)	(65,651)	3.38	-
Vested (2), (3), (4)	(181,252)	14.94	-
Outstanding and non-vested shares, as of December 31, 2011 (Successor)	1,931,600	$0.92	2.4

(1)	Vested on the date of the recapitalization.

(2)	390,001shares were granted on the date of the recapitalization, of which 208,334 shares had immediate vesting; 166,667 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 83,334 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011, upon the resignation of the former Chief Financial Officer; and 15,000 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 5,000 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members.

(3)	6,668 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 5,417 shares were granted on April 15, 2010, of which: (a) 1,667 vested over a one year period (January 1, 2011) and (b) 3,750 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 1,250 vested on January 1, 2011 and (ii) the remaining 2,500 were forfeited on December 31, 2011 due to the resignation of one board member.

(4)	8,335 shares were granted to members of the board of directors on February 1, 2011 and vest over a one year period (February 1, 2012), of which 5,001 shares were forfeited on December 31, 2011 due to the resignation of three board members. 365,250 shares were granted on April 1, 2011 to employees, officers and directors and vest over a two-year period (April 1, 2013), except for 53,150 shares which were forfeited subsequent to April 1, 2011 and before December 31, 2011.

(5)	560,000 shares were granted to members of the board of directors on December 21, 2011, of which 350,000 shares vested upon issuance (February 15, 2012) and the remaining 210,000 shares vest on December 31, 2012. 1,261,166 shares were granted on December 21, 2011 to employees, officers and directors which vest as follows: (i) 314,930 shares vest over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 946,236 shares vest on the third anniversary of the issuance date (February 15, 2015).

Compensation cost of $1,343 related to non-vested shares will be primarily recognized up to February 15, 2016.

Share options

The summary of share option awards is summarized as follows (in thousands except per share data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Vesting Period (Years)

Outstanding, as of January 1, 2009 (Predecessor)(1)	25,000	$104.00	$6.20	3.0
Outstanding, as of October 13, 2009 (Predecessor)	25,000	104.00	6.20	3.0
Granted (2)	250,000	19.80	6.25	3.0
Outstanding, as of December 31, 2009 (Successor)	275,000	27.45	6.24	3.0
Outstanding, as of December 31, 2010 (Successor)	275,000	27.45	6.99	3.0
Forfeited	(104,167)	19.80	9.33	-
Outstanding, as of December 31, 2011 (Successor)	170,833	$32.12	$6.96	-
Exercisable at December 31, 2011	170,833	$32.12	$6.96	-

(1)	In 2008, the Company granted 25,000 share options to purchase common shares subject to a vesting period of three annual equal installments. The fair value of these share option awards has been calculated based on the Binomial lattice model method. The Company used this model given that the options granted are exercisable at a specified time after vesting period (up to 10 years). The assumptions utilized in the Binomial lattice valuation model for the share option included a dividend yield of 5% and an expected volatility of 43%. For the first two vesting dates, the risk-free interest rate was 3.8% and the fair value per share option amounted to $6.60 with an expected life of six years. For the third vesting date, the risk-free interest rate was 4.6% with an expected life of 10 years, while the fair value per share option amounted to $5.40. On October 13, 2009, all these shares were vested due to the recapitalization.

(2)

In 2009, the Company granted 250,000 share options to purchase common shares, which vest equally over 36 months and are subject to accelerated vesting or forfeiture upon certain circumstances. The fair value of these share option awards has been calculated based on the Binomial lattice model method. The Company used this model given that the options granted are exercisable at a specified time after vesting period (through five years from October 13, 2009). Pursuant to the Board of Directors resolution dated October 14, 2010, the exercisable period of these share options extended for additional five years, i.e. until October 13, 2019. The assumptions utilized in the Binomial lattice valuation model for the share option included a dividend yield of 0% and an expected volatility of 90%. The risk-free interest rate was 2.3% and the weighted average fair value per share option amounted to $6.25. In July 2011, upon the resignation of the former Chief Financial Officer, the remaining 104,167 shares (i.e. 250,000 shares granted less 145,833 shares exercisable as of June 30, 2011) were forfeited. As a result, no unrecognized compensation existed as of December 31, 2011.

During the year ended December 31, 2011 (Successor), the Company recognized share-based compensation cost of $194 and a reduction of compensation expense of $496 due to the forfeited shares upon the resignation of the former Chief Financial Officer. During the year ended December 31, 2010 (Successor), and the periods October 14 to December 31, 2009 (Successor) and January 1 to October 13, 2009 (Predecessor), the Company recognized share-based compensation cost of $842, $406 and $113, respectively.

The weighted average contractual life of the share options outstanding as of December 31, 2011 was 7.6 years.

As of December 31, 2011, the intrinsic value of the Company's share options was $0, since the share price of the Company's common shares was less than the exercise price.